Exhibit 99.2

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2023

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2023, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2023, leases with a total base residual value of $1,978,325.30 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2023. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2023,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2023-	June	$1,466,107,794.06
	July	$1,448,997,889.25	$26,484,644.96	5.61%	$5,022,836.95	0.40%
	August	$1,427,745,399.21	$26,241,708.47	5.56%	$9,259,559.90	0.75%
	September	$1,399,003,744.41	$25,835,299.32	5.48%	$16,946,149.39	1.36%
	October	$1,367,314,308.07	$25,379,980.13	5.38%	$20,066,617.94	1.62%
	November	$1,329,692,827.29	$24,814,368.55	5.26%	$26,252,658.85	2.11%
	December	$1,290,028,133.37	$24,213,847.01	5.13%	$28,526,444.73	2.30%
2024-	January	$1,250,525,910.09	$23,646,106.81	5.01%	$28,541,674.48	2.30%
	February	$1,202,110,722.02	$22,923,793.07	4.86%	$37,788,510.03	3.04%
	March	$1,147,408,370.85	$22,096,649.02	4.68%	$44,426,732.88	358.00%
	April	$1,088,670,582.90	$21,205,771.97	4.50%	$48,815,133.30	3.93%
	May	$1,034,459,227.23	$20,369,854.30	4.32%	$44,547,028.07	3.59%
	June	$982,041,307.30	$19,570,958.76	4.15%	$43,019,405.53	3.46%
	July	$935,717,557.05	$18,835,329.97	3.99%	$37,145,417.98	2.99%
	August	$887,070,728.65	$18,071,465.08	3.83%	$39,776,838.72	3.20%
	September	$827,406,755.51	$17,042,115.44	3.61%	$51,344,969.27	4.14%
	October	$775,751,709.40	$16,183,210.29	3.43%	$43,608,207.51	3.51%
	November	$729,262,369.64	$15,382,904.20	3.26%	$38,734,864.02	3.12%
	December	$680,766,993.37	$14,519,020.16	3.08%	$41,147,635.47	3.31%
2025-	January	$637,571,953.61	$13,744,036.23	2.91%	$36,145,407.77	2.91%
	February	$588,703,738.37	$12,816,472.26	2.72%	$42,321,391.93	3.41%
	March	$544,269,994.44	$11,981,520.08	2.54%	$38,241,324.22	3.08%
	April	$480,611,164.25	$10,735,047.04	2.28%	$58,275,935.92	4.69%
	May	$412,862,073.42	$9,360,921.34	1.98%	$63,114,318.92	5.08%
	June	$338,838,180.12	$7,802,570.52	1.65%	$70,281,268.99	5.66%
	July	$264,630,618.66	$6,213,255.55	1.32%	$71,326,313.41	5.74%
	August	$189,547,176.65	$4,592,111.16	0.97%	$73,093,628.47	5.89%
	September	$114,969,130.97	$2,915,745.13	0.32%	$73,526,188.32	5.92%
	October	$55,391,245.88	$1,548,793.83	0.33%	$59,159,628.80	4.76%
	November	$46,270,411.67	$1,318,957.02	0.28%	$8,346,557.55	0.67%
	December	$39,028,981.57	$1,130,757.12	0.24%	$6,565,665.35	0.53%
2026-	January	$29,533,511.64	$883,775.23	0.19%	$8,995,479.75	0.72%
	February	$26,449,550.12	$798,293.82	0.17%	$2,576,080.65	0.21%
	March	$23,574,089.82	$719,765.90	0.15%	$2,415,781.65	0.19%
	April	$20,262,363.90	$625,608.65	0.13%	$2,917,929.00	0.24%
	May	$17,350,203.26	$539,897.70	0.11%	$2,571,509.50	0.21%
	June	$14,107,713.68	$434,467.74	0.09%	$2,978,632.25	0.24%
	July	$10,628,920.42	$329,887.74	0.07%	$3,287,631.45	0.26%
	August	$7,533,523.99	$238,456.06	0.05%	$2,961,457.90	0.24%
	September	$4,015,127.48	$130,226.76	0.03%	$3,462,249.48	0.28%
	October	$73,103.15	$2,583.11	0.00%	$3,978,923.30	0.32%
	November	$0.00	$0.00	0.00%	$73,822.00	0.01%

Total			$471,680,177.5	100.00%	$1,241,587,811.60	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,713,267,989.10

Ford Credit Auto Lease Trust 2023-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
APRIL 2023	Car	0	0.00%	$0	0.00%	0.00%
	CUV	2	0.64%	$21,164	32.39%	69.70%
	SUV	1	2.00%	$23,354	30.45%	79.37%
	Truck	4	3.01%	$12,934	23.83%	44.05%

	Total/Average	7	1.33%	$16,774	27.66%	56.56%

MAY 2023	Cat	3	5.56%	$11,394	19.93%	54.12%
	CUV	11	2.61%	$10,353	21.77%	50.58%
	SUV	0	0.00%	$0	0.00%	0.00%
	Truck	0	0.00%	$0	0.00%	0.00%

	Total/Average	14	2.02%	$10,576	21.31%	51.35%

JUNE 2023	Car	4	6.06%	$8,964	15.94%	44.14%
	CUV	16	3.36%	$8,326	19.60%	44.80%
	SUV	2	3.51%	$20,977	27.33%	72.75%
	Truck	2	1.38%	$11,069	24.56%	39.46%

	Total/Average	24	3.23%	$9,715	20.31%	47.36%